TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Contingent Assets (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$) kW
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Industrial consumers monthly electricity consumption limit (in Kilo watt hour) | kW	2,000
Maximum period to return the compulsory loan to taxpayers	20 years
Claims receivable from monetary correction of principal, interest, moratory and others due to compulsory loans | R$	R$ 1,260